Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Details) - USD ($)	Dec. 31, 2022	Jul. 31, 2022
1.9250%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.925%
Notional amount	$ 500,000,000.0
1.9250% | Maximum
Derivative [Line Items]
Notional amount	$ 500,000,000.0
5.4200%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	5.42%
Notional amount	$ 234,900,000
5.4200% | Maximum
Derivative [Line Items]
Notional amount	$ 234,900,000
2.3875%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	2.3875%
Notional amount	$ 200,000,000.0
2.3875% | Maximum
Derivative [Line Items]
Notional amount	$ 200,000,000.0
1.6850%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.685%
Notional amount	$ 100,000,000.0
1.6850% | Maximum
Derivative [Line Items]
Notional amount	$ 100,000,000.0
0.6300%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	0.63%
Notional amount	$ 84,000,000.0
0.6300% | Maximum
Derivative [Line Items]
Notional amount	$ 84,000,000.0
0.6600%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	0.66%
Notional amount	$ 84,000,000.0
0.6600% | Maximum
Derivative [Line Items]
Notional amount	$ 84,000,000.0
1.6490%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.649%
Notional amount	$ 80,000,000.0
1.6490% | Maximum
Derivative [Line Items]
Notional amount	$ 80,000,000.0
1.4900%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate	1.49%
Notional amount	$ 24,300,000
1.4900% | Maximum
Derivative [Line Items]
Notional amount	$ 24,300,000
0.7270%
Derivative [Line Items]
Fixed per annum rate swapped for benchmark rate		0.727%
Notional amount		$ 125,000,000